Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 42,326	$ 39,637
Impairment of property, plant and equipment	(11)	(223)	$ (2,524)
Ending balance	41,418	42,326	39,637
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	170,470	155,347
Additions	4,498	4,933
Disposals	(2,121)	(5,519)
Exchange differences	(2,143)	15,709
Ending balance	170,704	170,470	155,347
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(128,144)	(115,710)
Depreciation charge for the year	(4,901)	(4,937)
Impairment of property, plant and equipment	(11)	(223)
Disposals	2,114	5,108
Exchange differences	1,656	(12,382)
Ending balance	(129,286)	(128,144)	(115,710)
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,227	4,449
Ending balance	6,206	6,227	4,449
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,227	4,449
Additions		1,120
Exchange differences	(21)	658
Ending balance	6,206	6,227	4,449
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,339	15,623
Ending balance	14,160	15,339	15,623
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	48,421	44,235
Additions	229	34
Disposals	(8)
Exchange differences	(752)	4,152
Ending balance	47,890	48,421	44,235
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(33,082)	(28,612)
Depreciation charge for the year	(1,164)	(1,356)
Disposals	6
Exchange differences	510	(3,114)
Ending balance	(33,730)	(33,082)	(28,612)
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,368	2,130
Ending balance	2,148	2,368	2,130
Building improvement [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,622	4,861
Additions	76	19
Transfer	3	292
Exchange differences	14	450
Ending balance	5,715	5,622	4,861
Building improvement [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,254)	(2,731)
Depreciation charge for the year	(296)	(254)
Exchange differences	(17)	(269)
Ending balance	(3,567)	(3,254)	(2,731)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,474	13,415
Ending balance	13,770	14,474	13,415
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	96,964	88,897
Additions	480	400
Disposals	(1,120)	(4,392)
Transfer	1,418	2,600
Exchange differences	(1,024)	9,459
Ending balance	96,718	96,964	88,897
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(82,490)	(75,482)
Depreciation charge for the year	(2,435)	(2,513)
Impairment of property, plant and equipment	(10)	(217)
Disposals	1,119	4,024
Transfer	(46)
Exchange differences	914	(8,302)
Ending balance	(82,948)	(82,490)	(75,482)
Motor vehicle and other asset and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,800	1,086
Ending balance	2,298	1,800	1,086
Motor vehicle and other asset and assets under finance lease [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,230	4,608
Additions	624	1,119
Disposals	(503)	(914)
Transfer	505
Exchange differences	(76)	417
Ending balance	5,780	5,230	4,608
Motor vehicle and other asset and assets under finance lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,430)	(3,522)
Depreciation charge for the year	(604)	(477)
Disposals	503	877
Exchange differences	49	(308)
Ending balance	(3,482)	(3,430)	(3,522)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,071	864
Ending balance	1,163	1,071	864
Office equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,959	6,227
Additions	395	396
Disposals	(490)	(213)
Transfer	102	124
Exchange differences	(244)	425
Ending balance	6,722	6,959	6,227
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,888)	(5,363)
Depreciation charge for the year	(402)	(337)
Impairment of property, plant and equipment	(1)	(6)
Disposals	486	207
Transfer	46
Exchange differences	200	(389)
Ending balance	(5,559)	(5,888)	(5,363)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,047	2,070
Ending balance	1,673	1,047	2,070
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,047	2,070
Additions	2,694	1,845
Transfer	(2,028)	(3,016)
Exchange differences	(40)	148
Ending balance	$ 1,673	$ 1,047	$ 2,070